Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share based payment arrangements under securities and incentive plan
Details of Share authorized for share based compensation as per 2012 & 2017 Omnibus Securities and Incentive Plan	No. of Shares
Shares authorized for share-based compensation	3,962,826
Less: Share awards granted during the year ended March 31, 2013	(11,000)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2013	3,951,826
Less: Share awards granted during the year ended March 31, 2014	(3,997)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2014	3,947,829
Less: Share awards granted during the year ended March 31, 2015	(105,167)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2015	3,842,662
Less: Share awards granted during the year ended March 31, 2016	(179,334)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2016	3,663,328
Less: Share awards granted during the year ended March 31, 2017	(2,233,264)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2017	1,430,064
Add: Shares authorized for share-based compensation (2017 omnibus plan)	4,500,000
Less: Share awards granted during the year ended March 31, 2018	(3,744,198)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2018	2,185,866

Schedule of changes in stock options granted
For the period ended	March 31, 2018	March 31, 2017		March 31, 2016
No. of share options granted	-	375,899		367,749
Exercise price	-	$10		$10
Grant date	-	July 15, 2016		July 7, 2015
Exercise period	-	10 years		10 years
Valuation model used	-	Binomial		Binomial
Share based compensation recognized in profit or loss	-	$853,776	#	$1,890,910

# These share options (fair value of $853,776 as on the grant date) have been granted as on July 15, 2016, after the end of fiscal 2016; hence it was a non-adjusting event for the year ended March 31, 2016. Since these share options vested immediately as on the grant date of July 15, 2016, accordingly, a corresponding expense of $853,776 has been charged to Profit or loss for the year ended on March 31, 2017.

* These share options were originally granted for vesting on a monthly basis over a period of four years from the grant date. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted. This vesting period has been amended by the Compensation Committee and approved by the Board on December 9, 2013 which makes the options immediately exercisable. Consequent to this amendment, the unamortized amount of $1,916,226 (included in $2,679,848) has been charged to profit or loss for the year ended March 31, 2014 relating to the share option issued during the years ended March 31, 2014 and 2013.

Schedule of other fair value measurement inputs and valuation techniques
Grant date	July 15, 2016	July 7, 2015
Fair value of the option using appropriate model	$2.27	$5.14
Fair value of shares at grant date	$7.48	$11.47
Exercise price	$10.00	$10.00
Exercise multiple	2.5	2.5
Expected time to exercise (years)	-	3.4
Expected volatility	28.89%	27.00%
Total life of Options	10	10
Dividend yield	0%	0%
Risk-free interest rate	1.56%	2.26%